SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Government subsidy income	$ 1,682	$ 2,176	$ 4,348